Segment Information - Summary Information by Segment (Paranthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Impairment of intangible assets	¥ 41,563	$ 5,943	¥ 0	¥ 412
Impairment of goodwill	0		152,890	0
Internet Business [Member]
Depreciation and amortization expenses	5,105	730	2,512	3,925
Other Operating Segment [Member]
Depreciation and amortization expenses	142,130	20,324	48,941	¥ 31,337
Impairment of intangible assets	¥ 41,563	$ 5,943
Impairment of goodwill			¥ 152,890